Prepayment for Cip Project	6 Months Ended
Mar. 31, 2023
Prepayment for Cip Project [Abstract]
PREPAYMENT FOR CIP PROJECT

NOTE 10 — PREPAYMENT FOR CIP PROJECT

CIP represents direct costs of construction incurred for the Company’s manufacturing facilities. On June 25, 2021, the Company signed a construction sub-contract with sub-contractor Jiangxi Chenyuan Construction Project Co., Ltd. (“Chenyuan”), pursuant to which, Chenyuan agreed to help the Company construct four manufacturing plant buildings and an office building with a total estimated budget of RMB165 million (approximately $24.0 million). The construction work started on August 8, 2021, with an originally estimated completion date on August 7, 2023. However, due to resurgence of the COVID-19 pandemic, which resulted in lingering logistic disruption, material and labor shortage, and domestic travel restriction, the construction work is estimated to be completed in December 2024, and Chenyuan will bear the increased material and labor costs. As of March 31, 2023 and September 30, 2022, the Company had made a prepayment of approximately RMB69.2 million (approximately $10.1 million) to Chenyuan for land improvement, building foundation and the construction of the manufacturing plants.

As of March 31, 2023 and September 30, 2022, $416,083 (approximately RMB2.9 million) of the prepayment for the CIP project had been used for construction work, and the amount was recorded as property, plant and equipment in the consolidated balance sheets. As of March 31, 2023, the remaining $9.7 million prepayment to Chenyuan was recorded as a prepayment for CIP project on the balance sheets.

As of March 31, 2023, future additional capital expenditure on this CIP project is estimated to be approximately RMB95.8 million (equivalent to $13.9 million), among which approximately $3.6 million is required for the next 12 months. The Company currently plans to support its ongoing CIP project construction through cash flows from operations, proceeds received from the IPO, and if necessary, borrowings from PRC banks in the future. The construction of the four manufacturing plant buildings and the office building is expected to be fully completed and put into use by December 2024 and December 2025, respectively.

As of March 31, 2023, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

Twelve months ending March 31,	Capital Expenditure on CIP

2024	$3,603,872
2025	9,144,371
2026	1,201,291
Total	$13,949,534